Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Parenthetical) (Detail)
$ in Millions
	12 Months Ended
	Dec. 31, 2017 USD ($) R / $	Dec. 31, 2016 USD ($) R / $		Dec. 31, 2015 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Funding from environmental trust funds | $	$ 55.5	$ 44.5	[1]	$ 35.0
Closing foreign exchange rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Foreign exchange rate | R / $	12.58	14.03
Liquidity Risk [Member] | South Africa and Ghana [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Funding from environmental trust funds | $	$ 55.5	$ 44.5
Liquidity Risk [Member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description	Spot LIBOR (one month fix) rate adjusted by specific facility agreement 1.5638%	Spot LIBOR (one month fix) rate adjusted by specific facility agreement 0.75611%
Borrowings adjustment to interest rate	1.5638%	0.75611%
Liquidity Risk [Member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description	Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement 1.76%
Borrowings adjustment to interest rate	1.76%
Liquidity Risk [Member] | Rand borrowing [member] | Uncommitted credit facility [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description	Spot JIBAR (one month fix) rate adjusted by specific facility agreement 6.908%
Borrowings adjustment to interest rate	6.908%
Average bank overnight borrowing rate on uncommitted credit facilities	8.30%	8.30%
Liquidity Risk [Member] | Closing foreign exchange rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Foreign exchange rate | R / $	12.58	14.03

[1]	As Restated - Refer note 40 for further details.